Short-Term Investment - Schedule of Short-Term Investment (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Short-Term Investment [Abstract]
Cost	¥ 121,549,685	¥ 121,549,685
Unrealized gain	8,850,627	8,506,042
Aggregate fair value	¥ 130,400,312	¥ 130,055,727	$ 18,646,997